9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unsecured Convertible Promissory Notes Net Details 1
Interest expense	$ 782,809
Cancellation fee	110,000
Other interest and finance costs, net	11,167
Interest and finance expenses	$ 903,976